UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb Lockhart
Title:		Senior Vice President Finance & Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario February 8, 2004
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	223

Form 13F Information Table Value Total:	16,945,505 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011



MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : December 31, 2004
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMEOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETIMANAGERS SOLE SHARED NONE ALCAN INC COMMON 013716105 552,0
9,389,218SH SOLE 9,389,218 ABB LTD ADR(1 ORDSHR) 000375204 38, 5,645,300SH
SOLE 5,645,300 AGCO CORP COMMON 001084102 35 1,334,500SH SOLE 1,334,500 ATI
TECHNOLOGIES INC COMMON 001941103 217, 9,345,875SH SOLE 9,345,875 ABBOTT
LABS COMMON 002824100 86 1,546,250SH SOLE 1,546,250 ABITIBI CONS INC
COMMON 003924107 110 13,390,933SH SOLE 13,390,933 AIR LIQUIDE ADR (0.2 ORD)
009126202 39 907,336SH SOLE 907,336 AJINOMOTO CO ADR(10ORD) 009707100 25,
177,600SH SOLE 177,600 AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208 51
927,600SH SOLE 927,600 ALLSTATE CORP COMMON 020002101 40, 658,450SH SOLE
658,450 AMERICAN EXPRESS CO COMMON 025816109 25,000SH SOLE 25,000 AMGEN
INC COMMON 031162100 4,400SH SOLE 4,400 ANHEUSER BUSCH COS COMMON
035229103 29,325SH SOLE 29,325 APACHE CORP COMMON 037411105 45, 753,660SH
SOLE 753,660 APPLIED MATERIALS COMMON 038222105 65,000SH SOLE 65,000
ARCHER DANIELS MIDLD COMMON 039483102 45,550SH SOLE 45,550 AUTODESK
INC COMMON 052769106 40,000SH SOLE 40,000 AUTOMATIC DATA PROC COMMON
053015103 12,200SH SOLE 12,200 AVERY DENNISON CORP COMMON 053611109 38,
532,700SH SOLE 532,700 BG PLC ADR (5 ORDS) 055434203 25 607,200SH SOLE 607,200
BP ADR (6 ORDS) 055622104 73, 1,043,360SH SOLE 1,043,360 BALL CORP COMMON
058498106 8,000SH SOLE 8,000 BANK OF AMERICA CORP COM USD 0.01 060505104 87
1,550,814SH SOLE 1,550,814 BANK OF MONTREAL COMMON 063671101 246,2
4,263,472SH SOLE 4,263,472 BANK NEW YORK INC COMMON 064057102 45,000SH
SOLE 45,000 BANK OF NOVA SCOTIA COMMON 064149107 685,2 16,837,300SH SOLE 16,837,300 BANK YOKOHAMA ADR(10 ORDSHRS) 066011206 20, 281,300SH SOLE
281,300 BARRICK GOLD CORP COMMON 067901108 507,3 17,494,843SH SOLE
17,494,843 BAYER A G SP ADR (1 ORD) 072730302 6,700SH SOLE 6,700 BECKMAN
COULTER INC COMMON 075811109 35, 437,300SH SOLE 437,300 BECTON DICKINSON
COMMON 075887109 8,000SH SOLE 8,000 BOSTON SCIENTIFIC COMMON 101137107 6 1,593,700SH SOLE 1,593,700 BRISTOL MYERS SQUIBB COMMON 110122108 2 76,000SH
SOLE 76,000 BRITISH SKY BROAD ADR (4 ORD SHRS) 111013108 1,650SH SOLE 1,650
CAE INC COMMON 124765108 423,800SH SOLE 423,800 CCL INDUSTRIES INC CLS B
NON VTG 124900309 35, 1,907,140SH SOLE 1,907,140 CDN IMP BANK COMMERC
COMMON 136069101 515, 7,130,625SH SOLE 7,130,625 CDN NATL RAILWAY
COMMON 136375102 476,0 6,514,425SH SOLE 6,514,425 CDN NATURAL RES COMMON
136385101 373, 7,282,200SH SOLE 7,282,200 CDN TIRE CORP CLS A NON VTG
136681202 101 1,805,100SH SOLE 1,805,100 CANON INC ADR (1 ORD) 138006309 72,
1,103,250SH SOLE 1,103,250 CAREMARK RX INC COMMON 141705103 62, 1,325,000SH
SOLE 1,325,000 CARNIVAL CORP COM(PAIR STOCK) 143658300 3 462,800SH SOLE
462,800 CATERPILLAR INC COMMON 149123101 2,420SH SOLE 2,420
CHEVRONTEXACO CORP COMMON 166764100 21,488SH SOLE 21,488 CITIGROUP INC
COMMON 172967101 158, 2,732,676SH SOLE 2,732,676 CLEAR CHANNEL COMMUN
COMMON 184502102 5 1,292,800SH SOLE 1,292,800 CLOROX CO COMMON 189054109
8,800SH SOLE 8,800 COCA COLA CO COMMON 191216100 2 48,560SH SOLE 48,560
COLGATE PALMOLIVE CO COMMON 194162103 91 1,493,525SH SOLE 1,493,525 CREO
INC COMMON 225606102 97,000SH SOLE 97,000 DIEBOLD INC COMMON 253651103
7,000SH SOLE 7,000 WALT DISNEY CO COMMON 254687106 20,800SH SOLE 20,800
DOMTAR INC COMMON 257561100 101 6,998,500SH SOLE 6,998,500 DUKE ENERGY
CORP COMMON 264399106 70 2,302,000SH SOLE 2,302,000 EMC CORP MASS
COMMON 268648102 32,400SH SOLE 32,400 E.ON AG ADR (1 ORD SHS) 268780103 20,
185,200SH SOLE 185,200 EMERSON ELEC CO COMMON 291011104 6,300SH SOLE 6,300
ENCANA CORPORATION COMMON 292505104 198, 2,898,605SH SOLE 2,898,605
ENTRUST TECHNOLOGIES COMMON 293848107 36,000SH SOLE 36,000 FEDERAL NTL
MTG ASSN COMMON 313586109 80, 936,435SH SOLE 936,435 FIRST DATA CORP
COMMON 319963104 84, 1,651,790SH SOLE 1,651,790 FIRST QUANTUM MNRL
COMMON 335934105 269,000SH SOLE 269,000 FLUOR CORPORATION COMMON
343412102 69, 1,056,000SH SOLE 1,056,000 FRANKLIN RES INC COMMON 354613101
40,925SH SOLE 40,925 GEAC COMPUTER CORP COMMON 368289104 39, 4,470,000SH
SOLE 4,470,000 GENERAL ELECTRIC CO COMMON 369604103 87, 1,993,010SH SOLE 1,993,010 GILLETTE CO COMMON 375766102 26,120SH SOLE 26,120 HSBC HLDGS PLC
SP ADR(5 ORD) 404280406 4 459,930SH SOLE 459,930 HEWLETT PACKARD CO
COMMON 428236103 73, 2,921,123SH SOLE 2,921,123 HOME DEPOT INC COMMON
437076102 36,750SH SOLE 36,750 HONDA MOTOR CO ADR (0.5 ORD) 438128308 3
107,200SH SOLE 107,200 HONEYWELL INTL INC COMMON 438516106 57, 1,356,307SH
SOLE 1,356,307 IAMGOLD CORP COMMON 450913108 32 3,996,900SH SOLE 3,996,900
IMPERIAL OIL LTD COMMON 453038408 84 1,186,430SH SOLE 1,186,430 ING GROUP
NV SP ADR (1 COM) 456837103 35, 962,384SH SOLE 962,384 INTEL CORP COMMON 458140100 67, 2,407,910SH SOLE 2,407,910 IBM COMMON 459200101 47,120SH SOLE
47,120 JOHNSON & JOHNSON COMMON 478160104 60 788,192SH SOLE 788,192
JOHNSON MATTHEY PLC SP ADR 479142309 32, 714,400SH SOLE 714,400 KIMBERLY
CLARK MEX SP ADR(5 ORDA) 494386204 41 2,061,600SH SOLE 2,061,600 KOHLS CORP COMMON 500255104 36, 614,000SH SOLE 614,000 KYOCERA CORP ADR (2 ORD)
501556203 42 459,905SH SOLE 459,905 L OREAL CO ADR (0.2 ORD) 502117203 39,
2,142,135SH SOLE 2,142,135 ESTEE LAUDER CO CLASS A 518439104 33 601,220SH
SOLE 601,220 ELI LILLY & CO COMMON 532457108 5 760,050SH SOLE 760,050
MACDONALD DETTWILER COMMON 554282103 59,500SH SOLE 59,500 MAGNA INTL
INC CLS A SUB VTG 559222401 563,6 5,718,299SH SOLE 5,718,299 MATSUSHITA ELEC INDL ADR(1 COMMON) 576879209 27 1,407,100SH SOLE 1,407,100 MICROSOFT CORP COMMON 594918104 143, 4,473,395SH SOLE 4,473,395 MITSUBISHI TOKYO ADR(0.001
ORD) 606816106 148,000SH SOLE 148,000 MORGAN STANLEY COMMON 617446448
104 1,558,425SH SOLE 1,558,425 MOTOROLA INC COMMON 620076109 57, 2,778,970SH
SOLE 2,778,970 NEC CORP ADR (5 ORD) 629050204 68,000SH SOLE 68,000 NATL GRID
TRANSCO SP ADR(10 ORD) 636274102 32, 555,400SH SOLE 555,400 NATL
WESTMINISTER BK SP ADR 638539882 900SH SOLE 900 NESTLE S A SPADR(0.05
ORD) 641069406 55, 704,075SH SOLE 704,075 NEW YORK TIMES CO CLASS A
650111107 48, 985,650SH SOLE 985,650 NIPPON TELEG & TEL SPADR(0.005 ORD)
654624105 54, 2,024,100SH SOLE 2,024,100 NOKIA CORP SP ADR (1 ORD A) 654902204
5,000SH SOLE 5,000 NORTEL NETWORKS CORP COMMON 656568102 273,6
65,774,948SH SOLE 65,774,948 PEARSON PLC SP ADR (1 ORD) 705015105 2 1,436,090SH
SOLE 1,436,090 PEPSICO INC COMMON 713448108 65, 1,045,280SH SOLE 1,045,280 PT
TELEKOMUNIKAS IND ADR(40 SERBSRS) 715684106 24,000SH SOLE 24,000
PETSMART INC COMMON 716768106 39, 924,800SH SOLE 924,800 PFIZER INC
COMMON 717081103 175, 5,421,828SH SOLE 5,421,828 PLACER DOME INC COMMON 725906101 133 5,895,476SH SOLE 5,895,476 PROCTER & GAMBLE CO COMMON
742718109 2 35,800SH SOLE 35,800 PRUDENTIAL FINL COMMON 744320102 71
1,086,960SH SOLE 1,086,960 QUEBECOR WORLD INC SUB VTG 748203106 37
1,434,656SH SOLE 1,434,656 REED ELSEVIER N V SP ADR (2 ORD) 758204101 42,
1,279,350SH SOLE 1,279,350 REED ELSEVIER PLC SPONSORED ADR 758205108
1,155SH SOLE 1,155 RESEARCH IN MOTION COMMON 760975102 83, 845,800SH SOLE 845,800 REXAM PLC SP ADR NEW2001 761655406 20, 377,500SH SOLE 377,500 RIO
TINTO PLC ADR (4 ORD) 767204100 6,800SH SOLE 6,800 ROCHE HLDG LTD SP
ADR(.01 ORD) 771195104 42 304,850SH SOLE 304,850 ROGERS COMMUNICATION
CLASS B NON VTG 775109200 351 11,169,485SH SOLE 11,169,485 ROYAL GROUP TECH
SUB VTG 779915107 59,300SH SOLE 59,300 ROYAL BANK CDA COMMON 780087102
617, 9,617,746SH SOLE 9,617,746 ROYAL DUTCH PETROL NY REG EUR0.56 780257804
2 42,050SH SOLE 42,050 SANDVIK AB ADR (1 ORD B) 800212201 18 379,700SH SOLE
379,700 SAP AKTIENGESELLSCHF SP ADR(1/4 ORD) 803054204 3,200SH SOLE 3,200 SCHLUMBERGER LTD COMMON 806857108 65, 813,400SH SOLE 813,400 SECOM LTD
ADR (2 ORD) 813113206 9,500SH SOLE 9,500 SIEMENS A G SP ADR 826197501 41
406,310SH SOLE 406,310 SUN LIFE FNCL INC COMMON 866796105 7,940SH SOLE 7,940
SUNCOR ENERGY INC COMMON 867229106 278,4 6,567,429SH SOLE 6,567,429
SUPERIOR INDS INTL COMMON 868168105 37, 1,066,270SH SOLE 1,066,270 SYSCO
CORP COMMON 871829107 6,100SH SOLE 6,100 TELEFONICA S A SP ADR (3 ORD) 879382208 2,911SH SOLE 2,911 TELEFONOS DE MEXICO SPADR(20 SERL) 879403780
46, 1,011,100SH SOLE 1,011,100 THOMSON CORP (THE) COMMON 884903105 238,
5,645,624SH SOLE 5,645,624 TIMBERLAND CO CLASS A 887100105 28, 384,400SH SOLE
384,400 TIME WARNER INC COMMON 887317105 47, 2,026,875SH SOLE 2,026,875
TOMKINS PLC SP ADR (4 ORD) 890030208 19 800,500SH SOLE 800,500 TORONTO
DOMINION BK COMMON 891160509 562, 11,260,781SH SOLE 11,260,781 TORSTAR
CORP CLASS B NON VTG 891474207 11 5,232,400SH SOLE 5,232,400 TOYOTA MTR
CORP ADR (2 ORD) 892331307 8 830,300SH SOLE 830,300 TYCO INTL LTD COM PAR
$0.20 902124106 121 2,816,707SH SOLE 2,816,707 UNILEVER N.V NY SHRS(1 ORD)
904784709 2,600SH SOLE 2,600 UNISYS CORPORATION COMMON 909214108
115,500SH SOLE 115,500 UNITED TECHNOLOGIES COMMON 913017109 90 726,260SH
SOLE 726,260 UPM KYMMENE CORP SP ADR 915436109 20, 769,530SH SOLE 769,530
VIACOM INC CLASS B 925524308 95, 2,174,381SH SOLE 2,174,381 VOLVO
AKTIEBOLAGET ADR (1 ORD) 928856400 29 627,300SH SOLE 627,300 WPP GROUP PLC
SP ADR(5 ORDS) 929309300 44, 673,250SH SOLE 673,250 WACHOVIA CORP 2ND NEW COMMON 929903102 5,045SH SOLE 5,045 WAL MART STORES INC COMMON
931142103 14,425SH SOLE 14,425 WALGREEN CO COMMON 931422109 20,300SH SOLE
20,300 WENDYS INTL INC COMMON 950590109 72, 1,536,075SH SOLE 1,536,075
WRIGLEY WM JR CO COMMON 982526105 4,600SH SOLE 4,600 WYETH COMMON
983024100 86, 1,678,785SH SOLE 1,678,785 ZARLINK SEMICONDUCT COMMON
989139100 43 14,251,595SH SOLE 14,251,595 AMVESCAP PLC SP ADR(2 ORDS)
03235E100 36, 2,410,400SH SOLE 2,410,400 PETRO-CANADA COMMON 780257804 278,
4,553,225SH SOLE 4,553,225 TALISMAN ENERGY INC COMMON 87425E103C 515, 15,950,009SH SOLE 15,950,009 NCR CORP COMMON 664909108 2 30,400SH SOLE 30,400
BARCLAYS PLC ADR (4 ORD) 06738E204 8 159,385SH SOLE 159,385 ALTRIA GROUP
INC COMMON 02209S103 62, 850,750SH SOLE 850,750 BCE INC COMMON 05534B109
214, 7,402,804SH SOLE 7,402,804 BARRICK GOLD CORP COMMON 067901108C 6
232,000SH SOLE 232,000 BIOVAIL CORP COMMON 09067J109 262,0 13,241,756SH SOLE
13,241,756 BURLINGTN NRTHRN S F COMMON 12189T104 52 913,500SH SOLE 913,500
CAMECO CORP COMMON 13321L108 435, 10,373,435SH SOLE 10,373,435 CDN PACIFIC RAILWAY COMMON 13645T100 227,8 5,543,631SH SOLE 5,543,631 CARDINAL
HEALTH INC COMMON 14149Y108 5,343SH SOLE 5,343 CISCO SYSTEMS INC
COMMON 17275R102 107,555SH SOLE 107,555 COGNOS INCORPORATED COMMON
19244C109 157, 2,978,725SH SOLE 2,978,725 COMCAST CORP NEW CL A SPL
20030N200 2 65,000SH SOLE 65,000 COTT CORP COMMON 22163N106 224,3
7,559,900SH SOLE 7,559,900 CP SHIPS LTD COMMON 22409V102 79, 4,595,840SH SOLE
4,595,840 DIAGEO P L C SP ADR (4 ORD) 25243Q205 68, 987,960SH SOLE 987,960
EMBRAER-EMPRESA BRAS PFD SP ADR 29081M102 37, 928,850SH SOLE 928,850
ENBRIDGE INC COMMON 29250N105 48, 816,200SH SOLE 816,200 ENERGIZER HLDGS
INC COMMON 29266R108 30,700SH SOLE 30,700 EXXON MOBIL CORP COMMON
30231G102 3 50,164SH SOLE 50,164 FREESCALE SEMICONDUC CLASS B 35687M206 6 302,758SH SOLE 302,758 GSI LUMONICS COMMON 36229U102 28,850SH SOLE 28,850
GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 72, 1,279,714SH SOLE 1,279,714 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 26 1,732,300SH SOLE 1,732,300 CGI
GROUP INC CLS A SUB VTG 39945C109 170, 21,287,700SH SOLE 21,287,700 HBOS PLC SPONSORED ADR 42205M106 66, 1,103,200SH SOLE 1,103,200 HENKEL LTD
PARTNRSHP SP ADR (1 ORD) 42550U109 43, 436,900SH SOLE 436,900 HUMMINGBIRD
LTD COMMON 44544R101 53, 1,677,175SH SOLE 1,677,175 IVANHOE MINES COMMON 46579N103 100 11,582,100SH SOLE 11,582,100 JPMORGAN CHASE & CO COMMON
46625H100 45,580SH SOLE 45,580 KINDER MORGAN INC COMMON 49455P101 2
27,000SH SOLE 27,000 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 28,300SH
SOLE 28,300 MBNA CORP COMMON 55262L100 15,759SH SOLE 15,759 MDS INC
COMMON 55269P302 269,9 15,992,017SH SOLE 15,992,017 MI DEVELOPMENTS INC
CLS A SUB VTG 55304X104 23,365SH SOLE 23,365 MAGNA INTL INC CLASS A
559222401C 4 50,000SH SOLE 50,000 MANULIFE FINCL CORP COMMON 56501R106
484,8 8,752,232SH SOLE 8,752,232 METHANEX CORP COMMON 59151K108 61,000SH
SOLE 61,000 NTT DOCOMO SP ADR(1 ORD) 62942M201 2,772SH SOLE 2,772 NEXEN
INC COMMON 65334H102 32,525SH SOLE 32,525 NOMURA HLDGS INC SPONSORED
ADR 65535H208 32 1,833,400SH SOLE 1,833,400 NORTEL NETWORKS CORP COMMON 656568102C 152,500SH SOLE 152,500 NOVA CHEMICALS CORP COMMON 66977W109
17,740SH SOLE 17,740 NOVARTIS AG ADR(1 ORDSHS) 66987V109 67, 1,116,755SH
SOLE 1,116,755 ORACLE CORP COMMON 68389X105 39, 2,419,600SH SOLE 2,419,600
PETROKAZAKHSTAN INC CLASS A COMMON 71649P102 109, 2,465,700SH SOLE
2,465,700 PLACER DOME INC COMMON 725906101C 65,000SH SOLE 65,000 PRECISION DRILLING COMMON 74022D100 21,700SH SOLE 21,700 SBC COMMUNICATIONS
COMMON 78387G103 61 1,991,470SH SOLE 1,991,470 SHIRE PHARMACEUTICAL
SPONSORED ADR 82481R106 3,000SH SOLE 3,000 STATOIL ASA SPADR(1ORDNOK2.5) 85771P102 34, 1,796,900SH SOLE 1,796,900 TELUS CORP COMMON 87971M103 8,250SH
SOLE 8,250 3M COMPANY COMMON 88579Y101 43 441,570SH SOLE 441,570
TRANSALTA CORP COMMON 89346D107 59, 3,301,400SH SOLE 3,301,400
TRANSCANADA CORP COMMON 89353D107 167, 5,624,267SH SOLE 5,624,267
TRANSCANADA CORP COMMON 89353D107C 7 250,000SH SOLE 250,000 VALERO
ENERGY CORP NEW COMMON 91913Y100 50, 920,100SH SOLE 920,100 VERIZON COMMUNICATNS COMMON 92343V104 46, 944,749SH SOLE 944,749 VODAFONE GRP
PLC ADR(10 ORDS) 92857W100 6 2,097,320SH SOLE 2,097,320 WELLPOINT INC
COMMON 94973V107 7,000SH SOLE 7,000 DEUTSCHE BANK AG NAM ORD D18190898
72, 676,000SH SOLE 676,000 ACE LIMITED COMMON G0070K103 13,000SH SOLE 13,000
TRANSOCEAN INC ORDINARY G90078109 78, 1,546,400SH SOLE 1,546,400 UBS AG
NAMEN AKT H8920M855 57, 573,400SH SOLE 573,400 TAKEDA CHEMICAL INDS
SHARES J81281115 6 106,800SH SOLE 106,800 CHECK POINT SOFTWARE ORDINARY M22465104 48 1,647,200SH SOLE 1,647,200 ASML HOLDING NV SHARES N07059111 43
2,291,800SH SOLE 2,291,800